SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 4. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a.   Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Due to the limited level of operations, the Company has not had to make material assumptions or estimates other than the assumption that the Company is a going concern.

b.  Fair Value of Financial Instruments

ASC 825, “Disclosures about Fair Value of Financial Instruments”, requires disclosure of fair value information about financial instruments. ASC 820, “Fair Value Measurements” defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2019.

Due to the effect of COVID-19, certain financial assets and liabilities may not longer have inputs to justify its fair value level classification in the fair value hierarchy.  In these cases, the Company may be required to use different inputs or sources of input to reclassify fair value measurements.  However, COVID-19’s current and foreseeable impact on the Company’s fair value measurement is immaterial as the fair values of the Company’s financial instruments were assumed to approximate carrying values of on-balance-sheet financial instruments since they are short term in nature. These financial instruments include cash, accounts payable, and related party loan payable.

c.   Earnings per Share

ASC No. 260, “Earnings Per Share”, specifies the computation, presentation and disclosure requirements for earnings (loss) per share for entities with publicly held common stock.   The Company has adopted the provisions of ASC No. 260.

Basic net loss per share amounts is computed by dividing the net loss by the weighted average number of common shares outstanding.  Diluted earnings per share are the same as basic earnings per share due to the lack of dilutive items in the Company.

d.   Cash and Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

e.   Income Taxes

Income taxes are provided in accordance with ASC No. 740, Accounting for Income Taxes.  A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carry forwards. Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of all of the deferred tax assets will be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

f.   Revenue Recognition

Management uses the 5 steps framework of ASC 606 to recognize revenue, as follows:

1.       Identify contract with customer

a.        Approval (in writing, orally, or in accordance with other customary business practices) and commitment of the parties;

b.       Identification of the rights of the parties;

c.        Identification of the payment terms;

d.       Contract has commercial substance; and

e.        Probable that the entity will collect the consideration to which it will be entitled in exchange for the good or service that will be transferred to the customer.

2.       Identify performance obligations

a.        At contract inception, management assesses the goods or services promised in a contract with a customer and identifies as a performance obligation each promise to transfer to the customer either: a) A good or service (or a bundle of goods or services) that is distinct b) A series of distinct goods or services that are substantially the same and that have the same pattern of transfer to the customer

3.       Determined expected transaction price

a.        The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer

4.       Allocate to performance obligations

a.        Once the separate performance obligations are identified and the transaction price has been determined, management allocates the transaction price to the performance obligations in proportion to their standalone selling prices

5.       Recognize revenue upon transfer of control over goods/services

a.        management recognizes revenue only when it satisfies a performance obligation by transferring a promised good or service to a customer. A good or service is considered to be transferred when the customer obtains control.

b.       The standard defines control as an entity’s ability to direct the use of, and obtain substantially all of the remaining benefits from, an asset.

c.        Control is assessed primarily from the customer’s perspective.

 g.   Cost of Sales

Amounts that will be recorded as cost of sales relate to direct expenses incurred in order to fulfill orders of our customers. Such costs are recorded and allocated as incurred. Our cost of sales will consist primarily of the cost of product and shipping expenses.

h.   Fixed Assets

Fixed assets are stated at cost, net of accumulated depreciation and accumulated impairment losses, (if any). The Company utilizes straight-line depreciation over the estimated useful life of the asset.

Property – 40 years

Office Equipment – 5 years

i.      Foreign Currency Translation and Balances

Transactions in foreign currencies are initially recorded by the Company at their respective functional currency rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rate of exchange at the reporting date.  Exchange gains or losses arising from translation are recognized in the statement of operation.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

Foreign operations

The assets and liabilities of foreign operations are translated to U.S. dollars at exchange rates at the reporting date. The income and expenses of foreign operations are translated into U.S. dollars at exchange rates at the dates of the transactions. Foreign currency differences are recognized in other comprehensive income in the accumulated other comprehensive income (loss).

Foreign exchange gains or losses arising from a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely to occur in the foreseeable future and which in substance is considered to form part of the net investment in the foreign operation, are recognized in other comprehensive income in the cumulative amount of foreign currency translation differences.

j.   Recently Issued Accounting Guidance

The Company has evaluated all the recent accounting pronouncements through the date the financial statements were issued and filed with the Securities and Exchange Commission and believe that none of them will have a material effect on the company’s financial statements.

a. Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Due to the limited level of operations, the Company has not had to make material assumptions or estimates other than the assumption that the Company is a going concern.

b. Fair Value of Financial Instruments

ASC 825, “Disclosures about Fair Value of Financial Instruments”, requires disclosure of fair value information about financial instruments. ASC 820, “Fair Value Measurements” defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2019.

Due to the effect of COVID-19, certain financial assets and liabilities may not longer have inputs to justify its fair value level classification in the fair value hierarchy. In these cases, the Company may be required to use different inputs or sources of input to reclassify fair value measurements. However, COVID-19’s current and foreseeable impact on the Company’s fair value measurement is immaterial as the fair values of the Company’s financial instruments were assumed to approximate carrying values of on-balance-sheet financial instruments since they are short term in nature. These financial instruments include cash, accounts payable, and related party loan payable.

c. Earnings per Share

ASC No. 260, “Earnings Per Share”, specifies the computation, presentation and disclosure requirements for earnings (loss) per share for entities with publicly held common stock. The Company has adopted the provisions of ASC No. 260.

Basic net loss per share amounts is computed by dividing the net loss by the weighted average number of common shares outstanding. Diluted earnings per share are the same as basic earnings per share due to the lack of dilutive items in the Company.

d. Cash and Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

e. Income Taxes

Income taxes are provided in accordance with ASC No. 740, Accounting for Income Taxes. A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carry forwards. Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of all of the deferred tax assets will be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

f. Revenue Recognition

Management uses the 5 steps framework of ASC 606 to recognize revenue, as follows:

1.	Identify contract with customer

a.	Approval (in writing, orally, or in accordance with other customary business practices) and commitment of the parties;
b.	Identification of the rights of the parties;
c.	Identification of the payment terms;
d.	Contract has commercial substance; and
e.	Probable that the entity will collect the consideration to which it will be entitled in exchange for the good or service that will be transferred to the customer.

2.	Identify performance obligations

a.

At contract inception, management assesses the goods or services promised in a contract with a customer and identifies as a performance obligation each promise to transfer to the customer either: a) A good or service (or a bundle of goods or services) that is distinct b) A series of distinct goods or services that are substantially the same and that have the same pattern of transfer to the customer

3.	Determined expected transaction price

a.	The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer

4.	Allocate to performance obligations

a.

Once the separate performance obligations are identified and the transaction price has been determined, management allocates the transaction price to the performance obligations in proportion to their standalone selling prices

5.	Recognize revenue upon transfer of control over goods/services

a.

management recognizes revenue only when it satisfies a performance obligation by transferring a promised good or service to a customer. A good or service is considered to be transferred when the customer obtains control.

b.	The standard defines control as an entity’s ability to direct the use of, and obtain substantially all of the remaining benefits from, an asset.
c.	Control is assessed primarily from the customer’s perspective.

g. Cost of Sales

Amounts that will be recorded as cost of sales relate to direct expenses incurred in order to fulfill orders of our customers. Such costs are recorded and allocated as incurred. Our cost of sales will consist primarily of the cost of product and shipping expenses.

h. Fixed Assets

Fixed assets are stated at cost, net of accumulated depreciation and accumulated impairment losses, (if any). The Company utilizes straight-line depreciation over the estimated useful life of the asset.

Property – 40 years

Office Equipment – 5 years

i. Foreign Currency Translation and Balances

Transactions in foreign currencies are initially recorded by the Company at their respective functional currency rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rate of exchange at the reporting date. Exchange gains or losses arising from translation are recognized in the statement of operation.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

Foreign operations

The assets and liabilities of foreign operations are translated to U.S. dollars at exchange rates at the reporting date. The income and expenses of foreign operations are translated into U.S. dollars at exchange rates at the dates of the transactions. Foreign currency differences are recognized in other comprehensive income in the accumulated other comprehensive income (loss).

Foreign exchange gains or losses arising from a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely to occur in the foreseeable future and which in substance is considered to form part of the net investment in the foreign operation, are recognized in other comprehensive income in the cumulative amount of foreign currency translation differences.

j. Recently Issued Accounting Guidance

The Company has evaluated all the recent accounting pronouncements through the date the financial statements were issued and filed with the Securities and Exchange Commission and believe that none of them will have a material effect on the company’s financial statements.